WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 48.3%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.3%
AT&T Inc., Senior Notes	0.900%	3/25/24	$8,410,000	$8,429,171
NTT Finance Corp., Senior Notes	0.583%	3/1/24	4,900,000	4,883,842	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,180,000	1,309,356
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	1,990,000	1,992,767
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,710,000	4,026,315
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	670,000	670,374
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	1,642,000	1,881,090

Total Diversified Telecommunication Services				23,192,915

Interactive Media & Services - 0.3%
Alphabet Inc., Senior Notes	0.450%	8/15/25	810,000	796,961
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	1,770,000	1,837,201	(b)

Total Interactive Media & Services				2,634,162

Media - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,900,000	2,011,435	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	2,365,000	2,467,137
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,340,000	3,788,492
Comcast Corp., Senior Notes	3.100%	4/1/25	2,050,000	2,216,023
Comcast Corp., Senior Notes	3.950%	10/15/25	4,060,000	4,537,424
Comcast Corp., Senior Notes	3.150%	3/1/26	160,000	173,802
DISH DBS Corp., Senior Notes	5.875%	11/15/24	540,000	565,534
Fox Corp., Senior Notes	4.030%	1/25/24	3,350,000	3,640,742
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	1,620,000	1,647,230

Total Media				21,047,819

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	366,250	369,570	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	2,370,000	2,559,316	(a)
Total Wireless Telecommunication Services				2,928,886

TOTAL COMMUNICATION SERVICES				49,803,782

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	1

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 4.8%
Automobiles - 2.6%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	$2,500,000	$2,622,890
BMW US Capital LLC, Senior Notes	2.950%	4/14/22	3,090,000	3,173,256	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	3,010,000	3,054,247
General Motors Co., Senior Notes	5.400%	10/2/23	1,300,000	1,412,399
General Motors Financial Co. Inc., Senior Notes	3.550%	4/9/21	2,650,000	2,650,937
Hyundai Capital America, Senior Notes	1.250%	9/18/23	3,820,000	3,849,020	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	2,830,000	2,962,528	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	5,910,000	5,911,251

Total Automobiles				25,636,528

Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,390,000	2,448,662
McDonald’s Corp., Senior Notes	2.625%	1/15/22	400,000	407,264
McDonald’s Corp., Senior Notes	3.300%	7/1/25	950,000	1,029,433
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,050,000	2,071,330
McDonald’s Corp., Senior Notes	3.700%	1/30/26	1,430,000	1,577,021
McDonald’s Corp., Senior Notes	3.500%	3/1/27	30,000	32,931

Total Hotels, Restaurants & Leisure				7,566,641

Household Durables - 0.1%
DR Horton Inc., Senior Notes	2.500%	10/15/24	510,000	535,926

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	660,000	662,192
Amazon.com Inc., Senior Notes	0.800%	6/3/25	620,000	618,140
Prosus NV, Senior Notes	5.500%	7/21/25	570,000	648,295	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,150,000	1,290,846	(a)

Total Internet & Direct Marketing Retail				3,219,473

Multiline Retail - 0.3%
Dollar General Corp., Senior Notes	3.250%	4/15/23	30,000	31,575
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	2,660,000	2,824,964

Total Multiline Retail				2,856,539

Specialty Retail - 0.6%
Home Depot Inc., Senior Notes	3.250%	3/1/22	1,480,000	1,521,901
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	2,500,000	2,768,437
Target Corp., Senior Notes	2.250%	4/15/25	1,540,000	1,614,701
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	230,000	250,962

Total Specialty Retail				6,156,001

See Notes to Schedule of Investments.

2	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	$1,410,000	$1,487,346

TOTAL CONSUMER DISCRETIONARY				47,458,454

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.2%
Kroger Co., Senior Notes	3.400%	4/15/22	1,690,000	1,730,481
Walmart Inc., Senior Notes	3.400%	6/26/23	120,000	128,034

Total Food & Staples Retailing				1,858,515

Food Products - 0.1%
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	210,000	215,231	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	490,000	495,818

Total Food Products				711,049

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	60,000	64,701
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	726,129	(a)

Total Household Products				790,830

Tobacco - 1.1%
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,090,000	2,168,641
Cargill Inc., Senior Notes	1.375%	7/23/23	320,000	326,686	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,400,000	3,450,723
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	500,000	531,088
Reynolds American Inc., Senior Notes	4.850%	9/15/23	4,120,000	4,526,215

Total Tobacco				11,003,353

TOTAL CONSUMER STAPLES				14,363,747

ENERGY - 5.3%
Energy Equipment & Services - 0.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., Senior Notes	2.773%	12/15/22	1,250,000	1,296,884
Duke Energy Carolinas LLC	3.350%	5/15/22	2,580,000	2,667,647
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	929,514
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	830,000	847,153	(a)

Total Energy Equipment & Services				5,741,198

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	3

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 4.7%
BP Capital Markets America Inc., Senior Notes	2.520%	9/19/22	$1,350,000	$1,388,886
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	1,500,000	1,600,598
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,782,222
Chevron Corp., Senior Notes	1.554%	5/11/25	2,800,000	2,858,799
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,040,000	1,131,850
Continental Resources Inc., Senior Notes	5.000%	9/15/22	314,000	314,447
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,070,000	1,098,756
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,250,000	1,319,297
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	150,000	163,743
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	350,000	376,955
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	4,170,000	4,373,542
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	400,000	438,780
EOG Resources Inc., Senior Notes	2.625%	3/15/23	2,000,000	2,077,206
EQT Corp., Senior Notes	3.000%	10/1/22	2,100,000	2,138,640
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,920,000	1,967,846
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	3,320,000	3,560,271
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,500,000	2,756,294
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	2,820,000	3,117,738	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	349,747
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,848,753	(a)
Pioneer Natural Resources Co., Senior Notes	0.750%	1/15/24	2,580,000	2,572,309
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	1,070,000	1,165,398	(a)
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	332,355
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,210,000	1,242,549
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	290,000	300,611
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.325%	1/13/23	90,000	88,242	(c)
Williams Cos. Inc., Senior Notes	3.600%	3/15/22	800,000	819,489

See Notes to Schedule of Investments.

4	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	$2,500,000	$2,724,320
WPX Energy Inc., Senior Notes	5.250%	9/15/24	2,760,000	3,067,050

Total Oil, Gas & Consumable Fuels				46,976,693

TOTAL ENERGY				52,717,891

FINANCIALS - 19.9%
Banks - 14.4%
ABN AMRO Bank NV, Senior Notes	3.400%	8/27/21	1,930,000	1,954,107	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	800,000	837,206
Banco Santander SA, Senior Notes	3.848%	4/12/23	600,000	638,403
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	1,750,000	1,745,729	(c)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	1,820,000	1,955,088	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	5,500,000	5,804,533	(c)
Bank of Montreal, Senior Notes	3.100%	4/13/21	4,720,000	4,723,089
Bank of Montreal, Senior Notes	1.850%	5/1/25	630,000	646,145
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	2,840,000	2,849,733
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	1,000,000	1,013,974
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	203,442	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	244,000	267,855
Barclays PLC, Senior Notes (4.610% to 2/15/22 then 3 mo. USD LIBOR + 1.400%)	4.610%	2/15/23	2,600,000	2,686,741	(c)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	3,490,000	3,681,637	(a)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,500,000	2,686,505	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	430,000	441,193	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,700,000	1,870,500	(a)(c)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	514,513	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	4,760,000	4,803,717
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,360,000	1,468,800	(c)(d)
Citigroup Inc., Senior Notes	2.900%	12/8/21	2,340,000	2,377,567
Citigroup Inc., Senior Notes (1.678% to 5/15/24 then SOFR + 1.667%)	1.678%	5/15/24	4,370,000	4,461,332	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	5

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	$2,160,000	$2,307,465	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,000,000	3,335,595
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	3,900,000	3,906,598
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,000,000	1,096,468
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,030,000	2,041,691
Danske Bank A/S, Senior Notes	5.000%	1/12/22	1,370,000	1,416,274	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	2,650,000	2,956,915	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	610,000	616,048	(a)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	500,000	538,988
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,600,000	1,728,484	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,740,000	3,846,105	(a)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	930,000	991,246	(a)
JPMorgan Chase & Co., Senior Notes (0.697% to 3/16/23 then SOFR + 0.580%)	0.697%	3/16/24	5,000,000	5,019,715	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	6,680,000	6,864,783	(c)
JPMorgan Chase & Co., Senior Notes (3.220% to 3/1/24 then 3 mo. USD LIBOR + 1.155%)	3.220%	3/1/25	2,000,000	2,134,650	(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	2,410,000	2,426,706
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	1,500,000	1,618,959
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	2,240,000	2,439,587	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	4,840,000	4,968,525
Natwest Group PLC, Senior Notes (3.498% to 5/15/22 then 3 mo. USD LIBOR + 1.480%)	3.498%	5/15/23	1,970,000	2,030,987	(c)
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	460,000	502,012	(c)
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	1.180%	5/27/21	2,600,000	2,603,711	(a)(c)
Nordea Bank ABP, Senior Notes	1.000%	6/9/23	620,000	627,036	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	1,940,000	2,093,131
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	2,350,000	2,355,027

See Notes to Schedule of Investments.

6	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	$1,540,000	$1,577,764
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	1,500,000	1,499,837
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	736,078
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	1,100,000	1,095,578
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	1.023%	10/16/23	2,800,000	2,835,118	(c)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	400,000	401,720
Toronto-Dominion Bank, Senior Notes	2.125%	4/7/21	500,000	500,054
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	420,000	422,373
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	2,500,000	2,518,973
UniCredit SpA, Senior Notes	6.572%	1/14/22	3,160,000	3,294,547	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	3,880,000	4,183,726
US Bancorp, Senior Notes	1.450%	5/12/25	1,240,000	1,257,699
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	5,410,000	5,852,472
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	4,500,000	4,598,412	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	3,610,000	3,727,985	(c)

Total Banks				142,600,851

Capital Markets - 3.6%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	190,000	193,743
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	4,260,000	4,284,758
Credit Suisse AG, Senior Notes	3.625%	9/9/24	770,000	834,851
Credit Suisse AG, Senior Notes	2.950%	4/9/25	870,000	922,762
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	2,400,000	2,489,972	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,000,000	1,000,930
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	800,000	837,372
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	10,730,000	11,557,901
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,550,000	1,679,906
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/3/21	3,190,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	3.750%	2/25/23	1,920,000	2,036,339
Morgan Stanley, Senior Notes	3.700%	10/23/24	3,000,000	3,285,929

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	7

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	$3,000,000	$2,995,338	(c)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,580,000	1,633,459	(c)
UBS AG, Senior Notes	1.750%	4/21/22	600,000	608,388	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	800,000	888,695	(a)

Total Capital Markets				35,250,343

Consumer Finance - 0.5%
Air Lease Corp., Senior Notes	0.700%	2/15/24	1,010,000	998,065
American Express Co., Senior Notes	3.375%	5/17/21	3,160,000	3,162,917
American Express Co., Senior Notes	2.500%	7/30/24	1,000,000	1,056,258

Total Consumer Finance				5,217,240

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	1,810,000	1,970,548
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,080,321
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	2,530,000	2,569,824	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	1,600,000	1,602,972	(a)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	1,550,000	1,556,264	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	150,000	153,286	(a)

Total Diversified Financial Services				8,933,215

Insurance - 0.5%
American International Group Inc., Senior Notes	2.500%	6/30/25	190,000	199,470
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,000,000	1,008,663	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	690,000	696,229	(a)
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,560,623	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	1,740,000	1,725,816	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	120,000	119,864	(a)

Total Insurance				5,310,665

TOTAL FINANCIALS				197,312,314

See Notes to Schedule of Investments.

8	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 4.1%
Biotechnology - 1.5%
AbbVie Inc., Senior Notes	2.300%	11/21/22	$4,430,000	$4,559,550
AbbVie Inc., Senior Notes	3.750%	11/14/23	4,070,000	4,385,801
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,500,000	2,640,841
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	1,310,000	1,311,648
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,500,000	1,616,232

Total Biotechnology				14,514,072

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	618,000	634,119
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.206%	6/6/22	1,100,000	1,110,487	(c)

Total Health Care Equipment & Supplies				1,744,606

Health Care Providers & Services - 1.6%
Aetna Inc., Senior Notes	2.750%	11/15/22	2,400,000	2,472,775
Cigna Corp., Senior Notes	3.750%	7/15/23	2,694,000	2,882,012
Cigna Corp., Senior Notes	4.125%	11/15/25	2,000,000	2,231,379
CVS Health Corp., Senior Notes	3.700%	3/9/23	1,012,000	1,074,292
CVS Health Corp., Senior Notes	2.625%	8/15/24	3,520,000	3,716,102
Humana Inc., Senior Notes	4.500%	4/1/25	810,000	910,467
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	50,000	51,586
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	110,000	117,439
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	1,000,000	1,053,566
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	900,000	997,345
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	760,000	760,134

Total Health Care Providers & Services				16,267,097

Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	651,000	695,997
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	980,000	1,090,382
Eli Lilly and Co., Senior Notes	2.350%	5/15/22	690,000	706,106
Pfizer Inc., Senior Notes	3.000%	9/15/21	1,630,000	1,650,372
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	130,000	131,271
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	340,212
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,370,000	3,359,216

Total Pharmaceuticals				7,973,556

TOTAL HEALTH CARE				40,499,331

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	9

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 3.3%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	$3,190,000	$3,230,769
Boeing Co., Senior Notes	4.875%	5/1/25	3,740,000	4,167,343
General Dynamics Corp., Senior Notes	3.000%	5/11/21	2,200,000	2,206,050
General Dynamics Corp., Senior Notes	3.250%	4/1/25	2,570,000	2,784,330
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	1,510,000	1,611,796
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	554,000	561,285

Total Aerospace & Defense				14,561,573

Airlines - 0.9%
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	65,421	65,251
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	1,900,000	2,223,906
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,900,000	2,190,294	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,930,000	2,185,561	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	2,130,000	2,169,937

Total Airlines				8,834,949

Building Products - 0.1%
Carrier Global Corp., Senior Notes	2.242%	2/15/25	950,000	984,210

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	1,000,000	1,052,661

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	3.250%	2/14/24	2,000,000	2,155,101

Road & Rail - 0.5%
Union Pacific Corp., Senior Notes	3.200%	6/8/21	3,623,000	3,641,821
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,670,000	1,736,839

Total Road & Rail				5,378,660

TOTAL INDUSTRIALS				32,967,154

INFORMATION TECHNOLOGY - 2.5%
IT Services - 0.5%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,750,000	1,877,554
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	1,890,000	1,924,441
Visa Inc., Senior Notes	3.150%	12/14/25	1,000,000	1,091,383

Total IT Services				4,893,378

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	910,000	975,587
Broadcom Inc., Senior Notes	4.700%	4/15/25	780,000	879,641

See Notes to Schedule of Investments.

10	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Broadcom Inc., Senior Notes	3.150%	11/15/25	$500,000	$533,255
Intel Corp., Senior Notes	3.700%	7/29/25	2,500,000	2,759,055
Microchip Technology Inc., Senior Secured Notes	4.333%	6/1/23	2,250,000	2,414,667
Micron Technology Inc., Senior Notes	2.497%	4/24/23	310,000	322,017
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	100,000	104,956	(a)
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	1,000,000	1,018,022

Total Semiconductors & Semiconductor Equipment				9,007,200

Software - 0.6%
Microsoft Corp., Senior Notes	1.550%	8/8/21	2,270,000	2,278,193
Microsoft Corp., Senior Notes	2.400%	2/6/22	3,310,000	3,365,337

Total Software				5,643,530

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	1.550%	8/4/21	1,800,000	1,805,516
Apple Inc., Senior Notes	1.125%	5/11/25	3,400,000	3,424,171

Total Technology Hardware, Storage & Peripherals				5,229,687

TOTAL INFORMATION TECHNOLOGY				24,773,795

MATERIALS - 1.2%
Chemicals - 0.2%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,270,285	(a)

Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	800,000	800,665	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,210,000	1,274,837	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	420,000	433,728	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,120,000	2,268,477	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	910,000	986,203	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,411,000	1,878,394

Total Metals & Mining				7,642,304

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,720,000	2,026,556	(a)

TOTAL MATERIALS				11,939,145

UTILITIES - 0.7%
Electric Utilities - 0.7%
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	2,386,000	2,422,712
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	1,000,000	1,054,151

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	11

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	$1,490,000	$1,492,320
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,640,000	1,693,095	(b)

TOTAL UTILITIES				6,662,278

TOTAL CORPORATE BONDS & NOTES (Cost - $474,609,087)				478,497,891

ASSET-BACKED SECURITIES - 11.6%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	1.234%	5/25/32	66,592	65,934	(c)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	0.789%	4/25/33	1,236,886	1,173,678	(c)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	0.934%	8/25/33	59,566	59,081	(c)
ABPCI Direct Lending Fund CLO X LP, 2020- 10A A1A (3 mo. USD LIBOR + 1.950%)	2.196%	1/20/32	1,050,000	1,053,865	(a)(c)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	1.795%	5/1/27	180,973	181,033	(a)(c)
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.174%	7/20/31	1,450,000	1,455,843	(a)(c)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.304%	10/21/28	2,900,000	2,906,853	(a)(c)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.613%	1/19/33	500,000	501,209	(a)(c)
Ares XLIII CLO Ltd., 2017-43A A (3 mo. USD LIBOR + 1.220%)	1.461%	10/15/29	1,125,000	1,128,673	(a)(c)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2004-HE8 M2 (1 mo. USD LIBOR + 1.725%)	1.834%	12/25/34	778,697	781,497	(c)
Avery Point VI CLO Ltd., 2015-6A AR2 (3 mo. USD LIBOR + 0.900%)	1.063%	8/5/27	556,035	556,284	(a)(c)
Avery Point VII CLO Ltd., 2015-7A AR2 (3 mo. USD LIBOR + 0.960%)	1.201%	1/15/28	2,710,000	2,712,108	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	3,570,000	3,719,272	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,030,000	2,076,135	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.382%	11/20/30	490,000	489,999	(a)(c)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.232%	11/20/28	969,243	970,556	(a)(c)

See Notes to Schedule of Investments.

12	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	1.321%	7/15/31	$700,000	$700,754	(a)(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.509%	7/25/36	1,630,000	1,519,316	(a)(c)
Canyon CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.920%)	2.161%	7/15/28	943,369	944,022	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.193%	4/17/31	1,445,605	1,445,106	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.263%	7/27/31	376,896	377,309	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.219%	7/28/28	973,168	972,842	(a)(c)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	1.444%	7/20/31	750,000	750,000	(c)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	1.244%	7/20/31	2,700,000	2,700,000	(a)(c)(j)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.474%	7/20/30	750,000	750,284	(a)(c)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,360,000	1,370,223	(a)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.091%	10/15/31	320,000	321,168	(a)(c)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	4,414	4,103	(c)
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.039%	12/25/35	695,398	696,059	(c)
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	0.326%	2/15/29	1,746,622	1,645,542	(c)
Denali Capital CLO X LLC, 2013-1A A1LR (3 mo. USD LIBOR + 1.050%)	1.265%	10/26/27	1,096,195	1,097,020	(a)(c)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.441%	7/15/30	250,000	250,000	(a)(c)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.042%	4/15/34	250,000	250,000	(a)(c)(j)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	1,770,000	1,763,578	(a)
Galaxy XXVI CLO Ltd., 2018-26A A (3 mo. USD LIBOR + 1.200%)	1.382%	11/22/31	450,000	450,416	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	13

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.322%	10/29/29	$725,000	$726,108	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.251%	4/15/31	500,000	500,512	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.484%	1/20/30	2,850,000	2,854,551	(a)(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.298%	7/25/27	286,024	286,166	(a)(c)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.629%	11/30/32	800,000	804,487	(a)(c)
Jackson Mill CLO Ltd., 2015-1A AR (3 mo.
USD LIBOR + 0.830%)	1.071%	4/15/27	1,298,091	1,298,090	(a)(c)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	1.473%	7/17/29	1,500,000	1,498,470	(a)(c)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	1.241%	4/15/31	1,000,000	1,000,341	(a)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.303%	7/16/31	420,000	420,729	(a)(c)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.481%	7/15/27	207,357	207,386	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	747,198	754,803	(a)
Madison Park Funding X Ltd., 2012-10A AR3 (3 mo. USD LIBOR + 1.010%)	1.210%	1/20/29	1,570,000	1,570,926	(a)(c)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.346%	10/18/31	1,590,000	1,591,115	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.369%	6/25/46	127,353	123,245	(a)(c)
Midocean Credit CLO VIII, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	1.244%	2/20/31	2,810,000	2,810,000	(a)(c)(j)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.824%	10/20/30	250,000	251,913	(a)(c)
Navient Student Loan Trust, 2014-5 A (1 mo. USD LIBOR + 0.620%)	0.729%	3/25/83	2,075,413	2,083,010	(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.409%	3/25/66	4,200,000	4,356,837	(a)(c)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	0.762%	12/26/69	2,120,000	2,130,664	(a)(c)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	0.759%	11/25/52	810,935	814,522	(a)(c)

See Notes to Schedule of Investments.

14	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	1.243%	4/19/30	$500,000	$500,528	(a)(c)
Neuberger Berman Loan Advisers CLO 29 Ltd., 2018-29A A1 (3 mo. USD LIBOR + 1.130%)	1.353%	10/19/31	250,000	250,093	(a)(c)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	2,750,000	2,759,212	(a)(c)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	1.295%	4/26/31	2,100,000	2,102,866	(a)(c)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.571%	10/15/32	1,600,000	1,603,293	(a)(c)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.194%	2/14/31	560,000	559,999	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.215%	5/23/31	510,000	510,700	(a)(c)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.534%	11/15/32	550,000	551,967	(a)(c)
Option One Mortgage Loan Trust, 2007- FXD1 1A1, Step bond	5.866%	1/25/37	1,175,459	1,159,338
Option One Mortgage Loan Trust, 2007- FXD1 2A1, Step bond	5.866%	1/25/37	1,090,230	1,080,278
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.255%	4/30/27	1,766,795	1,767,719	(a)(c)
Parallel Ltd., 2020-1A A1 (3 mo. USD LIBOR + 1.825%)	2.049%	7/20/31	1,750,000	1,755,201	(a)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.189%	4/20/34	350,000	350,164	(a)(c)
Regatta VI Funding Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.080%)	1.304%	7/20/28	1,455,848	1,456,424	(a)(c)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	1.084%	12/25/33	24,393	24,137	(c)
Saxon Asset Securities Trust, 2006-3 A4 (1 mo. USD LIBOR + 0.240%)	0.349%	10/25/46	960,000	856,075	(c)
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.291%	7/15/28	724,941	725,382	(a)(c)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	0.494%	12/15/38	3,398,081	3,351,327	(c)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	0.474%	6/15/39	2,309,546	2,259,005	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	15

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	0.934%	3/15/33	$108,653	$106,099	(a)(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.368%	3/25/44	5,727,294	5,587,765	(c)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	2,285,478	2,347,188	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,320,000	1,299,899	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	2,110,000	2,109,057	(a)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	197,833	205,873	(a)
Structured Asset Securities Corp., 2004- SC1 A	8.068%	12/25/29	15,624	15,494	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	0.679%	10/25/36	1,413,586	1,392,397	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.788%	5/25/31	1,340,551	1,268,761	(a)(c)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	1.373%	1/17/26	438,119	438,160	(a)(c)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.875%	10/13/29	750,000	752,441	(a)(c)
Tralee CLO III Ltd., 2014-3A AR (3 mo. USD LIBOR + 1.030%)	1.254%	10/20/27	1,378,638	1,378,950	(a)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.924%	10/20/28	1,730,000	1,735,688	(a)(c)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.518%	10/25/32	1,130,000	1,131,477	(a)(c)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.131%	4/15/29	725,000	725,217	(a)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	1.334%	7/20/30	1,500,000	1,499,139	(a)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	1.951%	6/7/30	450,000	450,000	(a)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.391%	10/15/31	750,000	750,557	(a)(c)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.555%)	0.664%	5/25/36	2,900,000	2,588,155	(c)

See Notes to Schedule of Investments.

16	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.628%	7/24/32	$750,000	$751,073	(a)(c)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.731%	7/15/32	300,000	300,695	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $113,232,903)				114,381,430

COLLATERALIZED MORTGAGE OBLIGATIONS (k) - 10.6%
Alternative Loan Trust, 2004-33 2A1	3.019%	12/25/34	4,491	4,589	(c)
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.620%)	0.729%	11/25/35	190,823	188,104	(c)
Banc of America Funding Trust, 2005-E 4A1	2.998%	3/20/35	3,309	3,372	(c)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	0.274%	9/29/36	181,520	181,186	(a)(c)
Banc of America Mortgage Trust, 2002-J B1	3.596%	9/25/32	92,415	93,135	(c)
Banc of America Mortgage Trust, 2003-C B1	3.036%	4/25/33	176,962	41,934	(c)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	0.429%	1/25/47	232,270	215,736	(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	2,080,000	2,274,646	(c)
CFK Trust, 2020-MF2 F	3.458%	3/15/39	2,750,000	2,494,777	(a)(c)
Chase Mortgage Finance Trust, 2007-A1 2A3	3.175%	2/25/37	22,713	22,803	(c)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.409%	8/25/35	2,107	2,178	(a)(c)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	0.689%	10/25/35	41,986	42,170	(a)(c)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.309%	1/25/36	4,277	4,050	(a)(c)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	710,000	740,664	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	2,020,000	2,199,637
Citigroup Commercial Mortgage Trust, 2019-SST2 A (1 mo. USD LIBOR + 0.920%)	1.026%	12/15/36	3,530,000	3,534,632	(a)(c)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	2.603%	3/25/37	92,734	83,053	(c)
Commercial Mortgage Trust, 2010-C1 C	5.624%	7/10/46	157,154	159,012	(a)(c)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	0.529%	7/25/36	286,932	266,253	(a)(c)
CSMC Trust, 2014-11R 15A2	2.831%	1/27/36	2,043,300	2,036,410	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	17

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (k) - (continued)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	$3,750,000	$3,850,782	(a)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	2,930,000	2,965,177	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.856%	7/25/47	1,050,000	1,057,859	(a)(c)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.250%, 0.500% floor)	0.360%	2/19/45	52,692	52,468	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	187,297	209,293
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	0.456%	11/15/40	153,818	154,093	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	1,530,000	1,580,887	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,970,000	2,060,887	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.559%	10/25/29	2,360,000	2,456,502	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.959%	2/25/50	850,000	851,264	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.017%	12/25/50	850,000	851,005	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.009%	11/25/24	568,247	587,585	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.109%	10/25/29	2,800,719	2,874,732	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	4.109%	5/25/30	800,000	827,619	(a)(c)

See Notes to Schedule of Investments.

18	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (k) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.359%	7/25/30	$1,756,059	$1,764,447	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.359%	1/25/31	410,000	420,245	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.209%	10/25/39	1,197,117	1,201,177	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	478,787	507,050
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	208,561	218,848
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	484,155	487,827	(a)(c)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	103,781	126,521	(c)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	515,123	492,544
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	0.660%	12/19/59	72,666	72,712	(a)(c)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.795%	2/20/60	95,080	95,591	(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.665%	3/20/60	810,714	815,142	(c)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	1.115%	5/20/60	1,017,939	1,035,888	(c)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	0.450%	10/20/60	2,030,210	2,032,327	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.470%	8/20/58	1,794,300	1,796,736	(c)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo.
USD LIBOR + 0.450%)	0.570%	11/20/60	2,398,886	2,408,121	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.620%	1/20/61	209,402	210,433	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	19

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (k) - (continued)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.620%	12/20/60	$271,800	$273,233	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.570%	2/20/61	402,905	404,475	(c)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.620%	2/20/61	417,422	418,835	(c)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	0.590%	8/20/61	1,090,112	1,094,372	(c)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	0.620%	7/20/62	7,011,927	7,048,989	(c)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	0.650%	10/20/62	263,977	259,620	(c)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	0.640%	10/20/62	320,976	322,485	(c)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	0.460%	12/20/62	3,683,457	3,687,477	(c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.520%	3/20/63	1,127,076	1,129,538	(c)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	0.590%	6/20/63	376,149	377,488	(c)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	0.590%	6/20/63	161,138	161,721	(c)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	0.590%	5/20/63	145,959	146,514	(c)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	116,501	119,768
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.609%	5/25/37	141,156	142,600	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.379%	11/25/36	1,705,555	1,407,977	(c)

See Notes to Schedule of Investments.

20	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
IndyMac INDX Mortgage Loan Trust, 2004- AR14 2A1A (1 mo. USD LIBOR + 0.720%)	0.829%	1/25/35	$126,655	$109,282	(c)
JP Morgan Resecuritization Trust Series, 2009-10 7A2	6.054%	2/26/37	3,641,240	2,143,365	(a)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,943,000	2,116,146
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,095,210	3,170,398	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.606%	1/16/37	2,533,000	2,522,567	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.106%	1/16/37	2,533,000	2,409,636	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,930,000	2,816,870	(a)(c)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	0.329%	12/25/36	44,153	44,174	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	22,284	18,994	(a)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.432%	2/25/34	21,602	22,263	(c)
Merrill Lynch Mortgage Investors Trust MLMI Series, 2003-A2 2M1	1.913%	3/25/33	155,269	133,745	(c)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A2	2.432%	2/25/34	918,096	946,161	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	570,000	615,218
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	0.956%	11/15/34	666,003	665,784	(a)(c)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.859%	12/15/51	53,812,982	2,834,755	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.506%	5/15/36	1,450,000	1,411,573	(a)(c)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.861%	10/8/21	1,480,000	1,480,000	(a)(c)(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	2,100,000	2,187,770	(a)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	823,206	909,245	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	528,434	563,929	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	21

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	$9,455	$5,876
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.659%	5/25/37	1,492,232	1,123,397	(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	0.937%	6/20/33	260,887	257,006	(c)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	0.614%	1/21/70	291,200	292,219	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.529%	3/25/34	183,517	181,191	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	2.699%	3/25/35	196,325	180,545	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	2.758%	6/25/35	49,128	46,988	(c)
Structured Asset Securities Corp., 2005- RF3 2A	3.660%	6/25/35	321,553	305,876	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	570,013	628,011	(c)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.150%, 2.000% floor)	2.254%	11/11/34	1,717,370	1,675,105	(a)(c)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%, 0.340% floor)	0.789%	6/25/44	1,080,020	1,083,522	(c)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	2,880,000	3,139,216
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	1,757,000	1,806,932	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.853%	8/20/35	11,232	11,481	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.707%	6/25/33	44,079	44,671	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	3.270%	4/25/35	38,028	38,424	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.820%)	0.929%	12/25/45	69,232	69,319	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%, min. coupon of 1.500%)	1.957%	10/25/46	1,216,212	1,183,107	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $103,340,889)				104,843,956

See Notes to Schedule of Investments.

22	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.3%
U.S. Government Agencies - 0.7%
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	0.197%	9/20/21	$4,400,000	$4,402,801	(c)
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	2,190,000	2,151,508

Total U.S. Government Agencies				6,554,309

U.S. Government Obligations - 6.6%
U.S. Treasury Notes	0.125%	8/31/22	30,770,000	30,774,808
U.S. Treasury Notes	0.250%	6/30/25	50,000	48,998
U.S. Treasury Notes	0.250%	7/31/25	9,845,000	9,632,140
U.S. Treasury Notes	0.375%	11/30/25	150,000	146,748
U.S. Treasury Notes	0.375%	12/31/25	8,610,000	8,409,885
U.S. Treasury Notes	0.375%	1/31/26	17,140,000	16,716,856

Total U.S. Government Obligations				65,729,435

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $72,950,463)				72,283,744

MORTGAGE-BACKED SECURITIES - 6.0%
FHLMC - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-12/1/48	849,648	907,700
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/48- 4/1/49	759,651	829,623
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/48- 7/1/50	447,033	473,506
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/48-3/1/50	521,049	577,111
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	12/1/50-1/1/51	792,427	817,006
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51- 3/1/51	599,808	599,367
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	3/1/51- 4/1/51	300,000	299,812	(j)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	47,813	49,246
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	88,539	102,708

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	23

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	$256,016	$266,770
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	2.567%	6/1/43	336,650	350,320	(c)

Total FHLMC				5,273,169

FNMA - 3.8%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	188,983	205,453
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	35	40
Federal National Mortgage Association (FNMA)	1.500%	4/1/36	1,400,000	1,406,430	(l)
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-3/1/50	2,463,941	2,601,187
Federal National Mortgage Association (FNMA)	2.500%	10/1/40-3/1/51	1,475,238	1,526,689
Federal National Mortgage Association (FNMA)	3.500%	3/1/43- 9/1/50	10,267,586	10,907,090
Federal National Mortgage Association (FNMA)	4.500%	5/1/46- 3/1/50	4,273,907	4,700,765
Federal National Mortgage Association (FNMA)	4.000%	4/1/47- 6/1/57	8,045,490	8,761,194
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-3/1/50	2,800,023	3,128,056
Federal National Mortgage Association (FNMA)	2.000%	3/1/51	498,658	498,472
Federal National Mortgage Association (FNMA)	2.000%	3/1/51- 4/1/51	800,000	800,067	(j)
Federal National Mortgage Association (FNMA)	2.500%	4/1/51	1,700,000	1,744,625	(l)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.559%	9/1/37	895,574	952,324	(c)

Total FNMA				37,232,392

GNMA - 1.7%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	11,806	13,272
Government National Mortgage Association (GNMA)	6.500%	8/15/34	230,876	266,953

See Notes to Schedule of Investments.

24	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	7.000%	3/15/36	$62,253	$73,748
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	631,567	664,574
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	671,541	719,588
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	720,264	760,443
Government National Mortgage Association (GNMA) II	4.000%	6/20/47- 4/20/48	373,807	404,491
Government National Mortgage Association (GNMA) II	4.500%	8/20/47- 1/20/49	2,059,963	2,241,675
Government National Mortgage Association (GNMA) II	3.000%	9/20/47- 7/20/50	3,121,958	3,255,743
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	721,398	790,850
Government National Mortgage Association (GNMA) II	2.000%	11/20/50-3/20/51	3,469,397	3,507,667
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	396,371	412,350
Government National Mortgage Association (GNMA) II	2.000%	4/20/51	900,000	908,789	(l)
Government National Mortgage Association (GNMA) II	2.500%	4/20/51	700,000	722,313	(l)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.110%)	1.270%	7/20/60	58,034	59,876	(c)
Government National Mortgage
Association (GNMA) II (1 mo. USD LIBOR + 2.057%)	2.201%	8/20/60	842,311	902,088	(c)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.228%)	1.318%	7/20/60	147,127	150,281	(c)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	1.530%	2/20/60	760,661	779,367	(c)

Total GNMA				16,634,068

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $58,497,671)				59,139,629

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	25

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 1.2%
Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	$1,140,000	$1,260,316	(a)

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	2.375%	6/2/21	1,770,000	1,776,680	(a)
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,710,000	1,824,847	(b)

Total Qatar				3,601,527

Saudi Arabia - 0.3%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	2,210,000	2,552,037	(a)

United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	1,790,000	1,847,416	(a)
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	530,000	532,375	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	1,830,000	1,913,530	(a)

Total United Arab Emirates				4,293,321

TOTAL SOVEREIGN BONDS (Cost - $10,982,595)				11,707,201

CONVERTIBLE BONDS & NOTES - 0.0%††
HEALTH CARE - 0.0%††
Pharmaceuticals - 0.0%††
Dermira Inc., Senior Notes (Cost - $404,587)	3.000%	5/15/22	400,000	405,500

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $834,018,195)				841,259,351

			SHARES
SHORT-TERM INVESTMENTS - 15.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $149,099,075)	0.010%		149,099,075	149,099,075	(m)

TOTAL INVESTMENTS - 100.1% (Cost - $983,117,270)				990,358,426
Liabilities in Excess of Other Assets - (0.1)%				(815,527)

TOTAL NET ASSETS - 100.0%				$989,542,899

See Notes to Schedule of Investments.

26	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on this security is currently in default as of March 31, 2021.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of March 31, 2021.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2021, the Fund held TBA securities with a total cost of $4,818,109.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2021, the total market value of investments in Affiliated Companies was $149,099,075 and the cost was $149,099,075 (Note 2).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UST	— United States Treasury

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	27

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,125	12/23	$278,459,652	$277,860,938	$(598,714)
U.S. Treasury 2-Year Notes	143	6/21	31,575,317	31,563,898	(11,419)
U.S. Treasury 5-Year Notes	1,578	6/21	196,343,817	194,722,738	(1,621,079)

					(2,231,212)

Contracts to Sell:
90-Day Eurodollar	551	12/21	137,442,907	137,384,963	57,944
U.S. Treasury 10-Year Notes	316	6/21	42,491,083	41,376,250	1,114,833
U.S. Treasury Long-Term Bonds	46	6/21	7,402,178	7,111,312	290,866

					1,463,643

Net unrealized depreciation on open futures contracts					$(767,569)

At March 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	$25,977,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(87,198)	$1,401,777
	13,393,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	21,671	165,636
	10,836,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	10,571	71,203

Total	$50,206,000				$(54,956)	$1,638,616

See Notes to Schedule of Investments.

28	Western Asset Short-Term Bond Fund 2021 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION1
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$765,000	6/20/25	1.000% quarterly	$13,773	$(9,383)	$23,156
Markit CDX.NA.IG.36 Index	5,247,000	6/20/26	1.000% quarterly	122,952	113,959	8,993

Total	$6,012,000			$136,725	$104,576	$32,149

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2021 Quarterly Report	29

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

30

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

31

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$197,312,314	$0	*	$197,312,314
Other Corporate Bonds & Notes	—	281,185,577	—		281,185,577
Asset-Backed Securities	—	114,381,430	—		114,381,430
Collateralized Mortgage Obligations	—	104,843,956	—		104,843,956
U.S. Government & Agency
Obligations	—	72,283,744	—		72,283,744
Mortgage-Backed Securities	—	59,139,629	—		59,139,629
Sovereign Bonds	—	11,707,201	—		11,707,201
Convertible Bonds & Notes	—	405,500	—		405,500

Total Long-Term Investments	—	841,259,351	0	*	841,259,351

Short-Term Investments†	$149,099,075	—	—		149,099,075

Total Investments	$149,099,075	$841,259,351	$0	*	$990,358,426

Other Financial Instruments:
Futures Contracts	$1,463,643	—	—		$1,463,643
Centrally Cleared Interest Rate Swaps	—	$1,638,616	—		1,638,616
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	32,149	—		32,149
Total Other Financial

Instruments	$1,463,643	$1,670,765	—		$3,134,408

Total	$150,562,718	$842,930,116	—		$993,492,834

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$2,231,212	—	—		$2,231,212

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

32

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate
	Value at
	December 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$95,296,683	$216,804,917	216,804,917	$163,002,525	163,002,525

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,898	—	$149,099,075

33